VANECK INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.2%
Australia: 18.8%
Bellevue Gold Ltd. *	35,927,763	$30,726,660
De Grey Mining Ltd. * †	10,771,722	11,160,779
Emerald Resources NL * †	8,103,636	7,894,534
Evolution Mining Ltd.	5,909,787	12,270,121
Northern Star Resources Ltd.	4,114,800	33,742,007
Perseus Mining Ltd.	2,392,900	3,798,307
Predictive Discovery Ltd. *	82,421,400	9,095,456
Resolute Mining Ltd. * †	58,671,435	16,421,513
West African Resources Ltd. *	26,457,984	16,936,617
		142,045,994
Brazil: 5.6%
Wheaton Precious Metals Corp. (USD)	870,791	41,937,295
Canada: 52.2%
Agnico Eagle Mines Ltd. (USD)	935,231	47,668,724
Alamos Gold, Inc. (USD)	3,798,223	46,452,267
B2Gold Corp. (USD)	7,005,196	27,600,472
Barrick Gold Corp. (USD)	2,370,600	44,022,042
Bear Creek Mining Corp. * ø	948,000	476,981
Benchmark Metals, Inc. *	10,463,099	3,638,666
Franco-Nevada Corp. (USD)	232,200	33,854,760
G Mining Ventures Corp. *	10,281,966	7,836,053
G2 Goldfields Inc. (USD)	3,905,600	2,387,103
G2 Goldfields, Inc. * †	1,127,000	683,788
Galway Metals, Inc. * † ‡	5,301,789	1,961,446
Goldsource Mines, Inc. * † ‡	4,314,354	1,165,179
Kinross Gold Corp. (USD)	8,132,418	38,303,689
Liberty Gold Corp. * ‡	10,822,000	4,684,328
Liberty Gold Corp. * ‡	11,414,614	4,983,072
Liberty Gold Corp. * ‡ ø	10,822,000	4,724,366
Lundin Gold, Inc.	593,100	6,924,986
Marathon Gold Corp. *	7,463,251	4,417,759
O3 Mining, Inc. *	1,807,700	1,792,318
Orezone Gold Corp. * †	15,456,607	15,439,452
Osisko Gold Royalties Ltd. (USD)	1,875,800	29,675,156
Osisko Mining, Inc. *	5,579,160	17,750,934
Probe Gold, Inc. *	3,434,223	3,735,337
Pure Gold Mining, Inc. * ø	5,058,500	56,143
Pure Gold Mining, Inc. ø	18,800,000	208,657
Reunion Gold Corp. *	30,191,820	8,712,401
Rio2 Ltd. *	8,374,056	898,437
Sabina Gold & Silver Corp. *	8,644,614	13,112,437
Silver Tiger Metals, Inc. *	5,982,500	1,482,899
Skeena Resources Ltd. *	396,550	2,429,474
Snowline Gold Corp. * †	1,322,000	2,660,629
SSR Mining, Inc. (USD)	993,650	15,023,988
		394,763,943
Mexico: 2.2%
Fresnillo Plc (GBP)	786,091	7,258,796
GoGold Resources, Inc. (CAD) * ø	2,725,643	4,295,686
	Number of Shares	Value
Mexico (continued)
GoGold Resources, Inc. (CAD) * †	3,120,018	$4,824,889
		16,379,371
South Africa: 1.1%
Gold Fields Ltd. (ADR)	594,543	7,919,313
Tanzania: 0.9%
AngloGold Ashanti Ltd. (ADR)	288,910	6,988,733
Turkey: 1.2%
Eldorado Gold Corp. (USD) * †	904,033	9,365,782
United Kingdom: 6.5%
Endeavour Mining Plc (CAD) †	2,042,831	49,230,489
United States: 10.7%
Newmont Corp.	657,326	32,222,120
Royal Gold, Inc.	375,600	48,719,076
		80,941,196
Total Common Stocks (Cost: $469,784,750)		749,572,116

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 *∞	639,000	2,155
Goldsource Mines, Inc., CAD 1.40, exp. 05/20/23 *∞	21,571,772	16
Marathon Gold Corp., CAD 1.10, exp. 09/19/24 *∞	635,000	84,464
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 *∞	1,649,000	1
Reunion Gold Corp., CAD 0.39, exp. 07/06/24 *∞	3,605,160	345,079
Total Warrants (Cost: $1,130,181)		431,715

MONEY MARKET FUND: 0.9% (Cost: $7,032,370)
Invesco Treasury Portfolio -Institutional Class	7,032,370	7,032,370

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $477,947,301)		757,036,201

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VANECK INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Money Market Fund: 1.3% (Cost: $9,693,747)
State Street Navigator Securities Lending Government Money Market Portfolio	9,693,747	$9,693,747
Total Investments: 101.5% (Cost: $487,641,048)		766,729,948
Liabilities in excess of other assets: (1.5)%		(11,042,969)
NET ASSETS: 100.0%		$755,686,979

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,587,827.
ø	Restricted Security – the aggregate value of restricted securities is $9,761,833, or 1.3% of net assets
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of March 31, 2023 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2015	948,000	$2,865,267	$476,981	0.1%
GoGold Resources, Inc.	08/31/2020	2,725,643	2,002,864	4,295,686	0.6%
Liberty Gold Corp.	10/04/2021	10,822,000	5,138,855	4,724,366	0.6%
Pure Gold Mining, Inc.	05/16/2022	18,800,000	2,194,296	208,657	0.0%
Pure Gold Mining, Inc.	05/21/2020	5,058,500	3,571,215	56,143	0.0%
			$15,772,497	$9,761,833	1.3%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.8%	$718,226,260
Precious Metals & Minerals	2.2	15,672,284
Diversified Metals & Mining	1.3	9,797,499
Silver	0.8	6,307,788
Money Market Fund	0.9	7,032,370
	100.0%	$757,036,201
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Transactions in securities of affiliates for the period ended March 31, 2023 were as follows:

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2023
Benchmark Metals, Inc.	$3,052,381	$–	$–	$–	$–	$586,285	$–(a)
Benchmark Metals, Inc.*	2,151	–	–	–	–	4	–(a)
Galway Metals, Inc.	2,643,064	–	(7,221,256)	–	–	4,578,192	–
Galway Metals, Inc.	–	7,221,256	–	–	–	(5,259,810)	1,961,446
Goldsource Mines, Inc.	1,417,937	–	–	–	–	(252,758)	1,165,179
Liberty Gold Corp.	4,720,967	–	–	–	–	262,105	4,983,072
Liberty Gold Corp.	4,475,864	–	–	–	–	208,465	4,684,329
Liberty Gold Corp.ø	4,475,860	–	–	–	–	248,506	4,724,366
	$20,788,224	$7,221,256	$(7,221,256)	$–	$–	$370,989	$17,518,392

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
*	Warrants
ø	Restricted Security.
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